Income tax	12 Months Ended
Dec. 31, 2023
Income taxes paid (refund) [abstract]
Income tax	Income tax
The income tax rate applicable to the Company is the French corporate income tax rate, i.e. 26.5%, 25% and 25% for the years ended
December 31, 2021, 2022 and 2023, respectively.
The income tax rates applicable to the Subsidiary are the federal income tax rate of 21% and the State income tax rate of 4.35%, i.e. a total of 25.35% for the year ended December 31, 2023.

(In thousands of euros, except percentage)	YEAR ENDED DECEMBER 31, 2021	YEAR ENDED DECEMBER 31, 2022	YEAR ENDED DECEMBER 31, 2023
Loss before tax	(42,452)	(60,740)	(147,740)
Statutory French tax rates	26.50%	25.00%	25.00%
Nominal income tax using statutory French tax rate	11,250	15,185	36,935
Tax effect of:
Tax rates in foreign jurisdictions	—	—	—
Share-based payment	(274)	342	(2,045)
CIR	1,114	1,119	1,123
Transaction costs related to capital increase	1,103	820	3,073
Decrease / (increase) in derivatives fair value and other	299	895	748
Non-recognition of deferred tax assets related to tax losses and temporary differences	(13,395)	(18,169)	(39,612)
Other	(98)	(192)	(222)
Effective income tax (loss)	—	—	—

(In thousands of euros)
DEFERRED TAX ASSETS AND LIABILITIES BY NATURE	AS OF DECEMBER 31, 2021	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023
Retirement benefit obligation	184	152	157
Leases	—	—	135
Other financial liabilities	35	198	351
Tax losses carryforward	61,524	77,207	114,946
Other items	—	—	417
Deferred tax assets	61,743	77,558	116,006
Subsidies	85	50	24
Leases	—	—	124
Other financial liabilities	590	1,377	285
Other items	5	—	10
Deferred tax liabilities	680	1,427	444
Deferred tax assets, net	61,063	76,130	115,562
Unrecognized deferred tax assets	(61,063)	(76,130)	(115,562)
Total deferred taxes, net recognized in the statement of financial position	—	—	—
The Group incurred tax losses in the reporting periods ended December 31, 2021, 2022 and 2023. As the recoverability of these tax losses is not considered probable in subsequent periods due to the uncertainties inherent in the Group’s business, the Group has not recognized deferred tax assets beyond deferred tax liabilities arising within the same taxable entity under the same taxable regime and with consistent timing of reversal, after considering, if applicable, limitations in the use of deductible tax losses carried forward from prior periods applicable under tax laws in France and in the U.S..
The accumulated tax loss carry forwards for the Company amount to €232,167 thousand, €308,829 thousand and €459,752 thousand as of December 31, 2021, 2022 and 2023, respectively, and do not have any expiration date.
The accumulated tax loss carry forwards for the U.S. Subsidiary consist of federal Net Operating Loss ("NOL") carry forwards and amount to €38 thousand as of December 31, 2023. They do not have any expiration date.